Changes in Liabilities from Financing Activities (Details) - Schedule of Changes in Liabilities from Financing Activities - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Short-term borrowings [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	$ 16,449,110	$ 13,492,935
Changes in cash flow from financing activities	(2,571,682)	1,798,993
Changes in other non-cash items		77,977
Impact of changes in foreign exchange rate	(772,926)	(180,685)
Balance at ending	13,104,502	15,189,220
Long-term borrowings (including current portion) [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	8,640,311	10,360,684
Changes in cash flow from financing activities	(750,819)	(872,431)
Changes in other non-cash items		(77,977)
Impact of changes in foreign exchange rate	(479,099)	(136,919)
Balance at ending	7,410,393	9,273,357
Lease Liabilities [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	53,338	16,981
Changes in cash flow from financing activities	(68,252)	(8,665)
Changes in other non-cash items	539,835	71
Impact of changes in foreign exchange rate	267,044
Balance at ending	791,965	8,387
Liabilities from financing activities-gross [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	25,142,759	23,870,600
Changes in cash flow from financing activities	(3,381,157)	917,897
Changes in other non-cash items	530,239	71
Impact of changes in foreign exchange rate	(984,981)	(317,604)
Balance at ending	$ 21,296,172	$ 24,470,964